CAPITAL STOCK (Narrative) (Details)		12 Months Ended				15 Months Ended
	Nov. 10, 2016 USD ($) shares	Dec. 31, 2021 CAD ($) CAD_Per_USD $ / shares shares	Dec. 31, 2021 USD ($) CAD_Per_USD shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($)
Fair value of warrants issued			$ 925,737
Issuance costs related to private placement			77,051	$ (0)	$ (0)
Exercise of options			55,000
Proceeds from exercise of options			55,000	0	0
Common shares issued to acquire intangible assets | shares	250,000
Common shares issued to acquire intangible assets, value	$ 192,946
Share-based expense			$ 133,645	423,538	345,498	$ 345,498
Closing foreign exchange rate | CAD_Per_USD		1.2637	1.2637
Restricted share units [Member]
Share-based expense			$ 24,949	0	0
Description of RSU Plan		The maximum number of common shares made available for issuance pursuant to the RSU Plan shall not exceed 5% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation arrangements.	The maximum number of common shares made available for issuance pursuant to the RSU Plan shall not exceed 5% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation arrangements.
Fair value of unit granted			$ 244,950	0	$ 0
Description of unit vesting period		vesting period with 33% vesting on October 27, 2022 and 33% every year thereafter	vesting period with 33% vesting on October 27, 2022 and 33% every year thereafter
Deferred Share Units [Member]
Description of DSU Plan		Pursuant to the DSU Plan, non-employee directors may elect to receive deferred share units ("DSUs") in lieu of a cash payment of up to 50% of their annual base compensation determined by the Board. The maximum number of common shares made available for issuance pursuant to the DSU Plan shall not exceed 2% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation agreements.	Pursuant to the DSU Plan, non-employee directors may elect to receive deferred share units ("DSUs") in lieu of a cash payment of up to 50% of their annual base compensation determined by the Board. The maximum number of common shares made available for issuance pursuant to the DSU Plan shall not exceed 2% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation agreements.
Private Placements [Member]
Number of units issued in private placement | shares		7,000,000	7,000,000
Equity issuance price per unit | $ / shares		$ 0.91
Gross proceeds of units issued in private placement		$ 6,370,000	$ 4,922,510
Description of each unit consists		Each unit consists of one common share and one-half share purchase warrant expiring two years from the date of issue. Each whole warrant entitles the holder thereof to acquire one common share at a price of $1.15 CAD in year one and $1.30 CAD in year two	Each unit consists of one common share and one-half share purchase warrant expiring two years from the date of issue. Each whole warrant entitles the holder thereof to acquire one common share at a price of $1.15 CAD in year one and $1.30 CAD in year two
Fair value of warrants issued			$ 925,737
Gross proceeds of units issued in private placement subtracting value of derivative warrant liability			3,996,773
Issuance costs related to private placement			409,712
Unit issue related cost			$ 77,051
Year One [Member] | Private Placements [Member]
Weighted average share price | $ / shares		$ 1.15
Year Two [Member] | Private Placements [Member]
Weighted average share price | $ / shares		$ 1.30
Class A, convertible, voting, preferred shares [Member]
Number of shares authorised | shares		5,000,000	5,000,000
Capital Stock [Member]
Exercise of options (Shares) | shares		150,000	150,000		150,000
Exercise of options			$ 92,385
Proceeds from exercise of options					$ 55,000
Reserves [Member]
Exercise of options			(37,385)		37,385
Share-based expense			$ 133,645	$ 423,538		$ 345,498
Stock Options [Member]
Description of stock option plan		Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares	Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares
Weighted average remaining contractual life of outstanding share options		2 years 2 months 19 days	2 years 2 months 19 days	2 years 6 months 7 days
Share-based expense			$ 108,696	$ 423,538	$ 345,498
Warrants [Member]
Warrants remaining maturity		1 year 2 months 1 day	1 year 2 months 1 day